New standards issued but not yet effective	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
New standards issued but not yet effective	40 New standards issued but not yet effective
We have not early adopted any new accounting standards or amendments that have been issued but are not yet effective. The assessment is ongoing in relation to the amendments listed below, but no material impact has been identified to date:
–Classification of liabilities as current or non-current and non-current liabilities with covenants (Amendments to IAS 1 “Presentation of Financial
Statements”, mandatory in 2024);
–Lease liability in a sale and leaseback (Amendments to IFRS 16 “Leases”, mandatory in 2024);
–Supplier finance arrangements (Amendments to IAS 7 “Cash Flow Statement” and IFRS 7 “Financial Instruments: Disclosures”, mandatory in
2024); and
–Lack of exchangeability (Amendments to IAS 21 “The Effects Of Changes In Foreign Exchange Rates”, mandatory in 2025).